Financial Risk Management - Change in the debts to credit institutes (Details) - Debt to credit institutes - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in the debts to credit institutes
Beginning balance	€ (115,002)	€ (73,075)	€ (73,500)
Overdraft facility drawn		(16,067)	(8,998)
Loans repayment	115,000	65,000	10,000
Overdraft repayment		25,065
New loan	(211,934)	(115,000)
New loan interests	8,262	1,541
Write off of loan fees	(1,898)	(923)
Others		(1,543)	(577)
Ending balance	€ (205,572)	€ (115,002)	€ (73,075)